Note 10 - Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
9. DERIVATIVE INSTRUMENTS

      In the normal course of business, the Company is exposed to risks relating to changes in foreign currency exchange rates, interest rates and commodity prices. Derivative financial instruments, such as foreign currency exchange rate hedges are used to manage changes in market conditions related to foreign currency exchange rate volatility. All derivatives are recognized on the consolidated balance sheets at fair value at the end of each period. The counterparty to the Company’s derivative agreements is a major international financial institution. The Company continually monitors its positions and the credit ratings of its counterparties, and does not anticipate nonperformance by the counterparties.

Foreign Currency

     The Company conducts a significant portion of its business in currencies other than the U.S. Dollar, the currency in which the Company’s consolidated financial statements are reported, and as a result, the Company’s operating results are affected by foreign currency exchange rate volatility relative to the U.S. dollar. The Company’s Autotype subsidiary in the United Kingdom uses the British Pound Sterling (“GBP”) as its functional currency while approximately 25 percent of its revenues are denominated in U.S. Dollars. In order to protect against the risk of a strengthening GBP, the Company’s corporate treasury group entered into forward contracts in 2013, on behalf of the Autotype subsidiary to deliver U.S. Dollars at a fixed GBP rate and to receive GBP in exchange for the U.S. Dollar. As of June 30, 2014, the aggregate U.S. Dollar notional amount of foreign currency forward contracts, designated as hedges, was $0 as the hedge expired on that date. The Company uses the discounted period-end forward rates methodology to determine market value of its forward contracts.

      During the Successor Quarterly Period, $178 was recorded as unrealized gains to other comprehensive income related to foreign currency hedges. During the Successor Quarterly Period, the Company recorded a realized gain of $315 in other income related to the settlement of hedged foreign exchange contracts.

      During the Successor Six Month Period, $163 was recorded as unrealized losses to other comprehensive income related to hedged foreign currency exchange contracts.  During the Successor Six Month Period, the Company recorded realized gains of $474 in other income related to the settlement of hedged foreign exchange contracts.

During the Predecessor Quarterly Period, $130 was recorded as unrealized gains to other comprehensive income related to foreign currency hedges. During the Predecessor Quarterly Period, the Company recorded realized (loss) of $(111) in other expense related to the settlement of hedged foreign exchange contracts.

During the Predecessor Six Month Period, $(650) was recorded as unrealized losses to other comprehensive income related to hedged foreign currency exchange contracts.  During the Predecessor Six Month Period, the Company recorded realized (loss) of $(334) in other expense related to the settlement of hedged foreign exchange contracts.

The following table summarizes the fair value of derivative instruments reported in the Condensed Consolidated Balance Sheets:

		June 30, 2014 U.S. Dollar Amount	December 31, 2013 U.S. Dollar Amount
Derivatives designated as hedging instruments:	Assets Balance Sheet Location

Foreign exchange contracts	Other current assets	$-	$163

Total derivative contracts		$-	$163

10. DERIVATIVE INSTRUMENTS

In the normal course of business, the Company is exposed to risks relating to changes in foreign currency exchange rates, interest rates and commodity prices. Derivative financial instruments, such as interest rate collars are used to manage changes in market conditions related to debt obligations. All derivatives are recognized on the consolidated balance sheets at fair value at the end of each year. The counterparty to the Company’s derivative agreements is a major international financial institution. The Company continually monitors its positions and the credit ratings of its counterparties, and does not anticipate nonperformance by the counterparties.

Interest Rates

The Predecessor entered into an interest rate collar agreement (“collar”) in June 2007 to protect against interest rate changes on its floating rate U.S. Dollar denominated debt. The collar had a floor of 5.20% and a ceiling of 6.25%, a notional amount of $100,000 and covered the period from June 30, 2010 through June 30, 2012.

Changes in the fair value of a derivative that is designated as and meets all the required criteria for a cash flow hedge are recorded in accumulated other comprehensive income (loss) and reclassified into earnings as the underlying hedged item affects earnings. Amounts reclassified into earnings related to the interest rate collar are included in interest expense. For the year ended December 31, 2012, $(13) was recorded as other expense in the statement of operations for hedge ineffectiveness. For the year ended December 31, 2012, the Predecessor recorded $1,462 of unrealized gains, net of tax, to Other Comprehensive Income.

During the years ended December 31, 2012 and 2011, the Company made payments of $2,364 and $4,949, respectively, related to the difference between the interest rate collar agreement rate of 5.20% and the actual interest rate on the Company’s floating rate U.S. Dollar denominated debt. These payments were recorded as interest expense in the Consolidated Statement of Operations.

Foreign Currency

The Company conducts a significant portion of its business in currencies other than the U.S. Dollar, the currency in which the consolidated financial statements are reported, and as a result, the Company’s operating results are affected by foreign currency exchange rate volatility relative to the U.S. dollar. The Company’s Autotype subsidiary in the United Kingdom uses the British Pound Sterling (“GBP”) as its functional currency while approximately 25 percent of its revenues are denominated in U.S. Dollars. In order to protect against the risk of a strengthening GBP, the Corporate Treasury Group entered into forward contracts in 2012 and 2013, on behalf of the Autotype subsidiary to deliver U.S. dollars at a fixed GBP rate and to receive GBP in exchange for the U.S. dollar.

As of December 31, 2013, the aggregate U.S. Dollar notional amount of foreign currency forward contracts, designated as hedges, was $9,500. The Company uses the discounted period-end forward rates methodology to determine market value of its forward contracts.

During the Successor and Predecessor 2013 Periods, $163 and $(384), respectively, of unrealized gains (losses) were recorded in other comprehensive income relating to foreign currency exchange contracts. During the Successor and Predecessor 2013 Periods, the Company recorded realized gains (losses) of $115 and $(387), respectively, in other income (expense) related to the settlement of foreign exchange contracts. During the year ended December 31, 2012, unrealized gains and (losses) of $518, net of tax, was recorded to other comprehensive income related to foreign currency hedges. During the years ended December 31, 2012 and 2011, the Predecessor recorded realized gains of $128 and $555, respectively, in other income (expense) related to the settlement of hedged foreign exchange contracts.

The following table summarizes foreign currency forward contract derivative instrument amounts as of December 31, 2013, by currency and the portion of the asset that settles within the next twelve months.

	Local Currency Amount	U.S. Dollar Amount	Percentage Settled Within One Year	Dates Contracts are Through
Derivative Assets
Great Britain Pound	£2,796	$4,500	100%	March 31, 2014
Great Britain Pound	£3,107	5,000	100%	June 30, 2014
		$9,500

The following table summarizes the fair value of derivative instruments reported in the Consolidated Balance Sheets:

		December 31, 2013 U.S. Dollar Amount	December 31, 2012 U.S. Dollar Amount
Derivatives designated as hedging instruments:	Assets Balance Sheet Location	(Successor)	(Predecessor)

Foreign exchange contracts	Other current assets	$163	$336

Total derivative contracts		$163	$336

An accumulated other comprehensive pre-tax gain of $163 related to the foreign exchange contracts is expected to be reclassified into earnings by June 30, 2014.